SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
Common shares, authorized	$ 125,000	$ 125,000
Common shares, par value (in dollars per share)	$ 1	$ 1		$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	79,125	79,125
Common shares, issued (in shares)	79,125,000	79,125,000
Amortization of deferred equity contributions	$ 16,211	$ 25,584	$ 7,443